Condensed Parent Information, Balance Sheets (FY) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash	$ 170,235,110	$ 113,026,884	$ 82,835,426	$ 68,748,308	$ 79,964,633
Other assets	12,665,515	13,232,247		9,508,899
Total assets	2,062,231,972	1,720,770,682		1,062,456,285
LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	1,814,745,395	1,514,918,842		957,216,145
Stockholders' equity	247,486,577	205,851,840	$ 134,734,011	105,240,140	100,176,859
Total liabilities and shareholders' equity	$ 2,062,231,972	1,720,770,682		1,062,456,285
Parent [Member]
ASSETS
Cash		3,936,000		2,068,000	$ 503,000
Investment in subsidiaries		168,104,000		100,023,000
Other assets		42,766,000		4,392,000
Total assets		214,806,000		106,483,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities		(1,046,000)		1,243,000
Other borrowings		10,000,000		0
Total liabilities		8,954,000		1,243,000
Stockholders' equity		205,852,000		105,240,000
Total liabilities and shareholders' equity		$ 214,806,000		$ 106,483,000